Restructuring and Other Costs - Schedule of Restructuring and Other Costs (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Restructuring And Related Activities [Abstract]
Restructuring									$ 39.5	$ 113.4	$ 294.9
Other									65.9	83.3	71.5
Restructuring and Other Costs	$ 40.3	$ 17.1	$ 31.7	$ 16.3	$ 38.0	$ 59.4	$ 18.3	$ 81.0	$ 105.4	$ 196.7	$ 366.4